Debt - Narrative (Details) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 24, 2021	Nov. 30, 2016	Dec. 31, 2018	Nov. 30, 2016	Jun. 23, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Payments on revolving facility						$ 27,690,000	$ 32,000,000	$ 10,000,000
Draw down of Revolving Credit Facility						0	22,000,000	20,000,000
Total debt facilities						0	177,690,000
Loss on debt extinguishment						39,408,000	0	0
Unamortized debt discount and issuance costs						(521,000)	(30,725,000)
Revolving Credit Facility
Debt Instrument [Line Items]
Payments on revolving facility	$ 27,700,000					27,700,000	32,000,000.0	10,000,000
Draw down of Revolving Credit Facility							22,000,000.0	20,000,000
Maximum amount to be used for letters of credit						15,000,000
Maximum incremental revolving commitments						20,000,000
Debt issuance costs		$ 1,800,000		$ 1,800,000
Payments of debt restructuring costs			$ 400,000
Interest expense						700,000	1,600,000	$ 1,600,000
Borrowings outstanding under revolving line of credit facility						0
Incremental revolving commitments						0
Total debt facilities						0	$ 27,690,000
Revolving Credit Facility | Fixed Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	2.00%
Revolving Credit Facility | Fixed Rate | Minimum
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	3.25%
Revolving Credit Facility | LIBOR Plus | Minimum
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	0.25%
Revolving Credit Facility | Reduction To Cadence Bank Prime Rate
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	1.00%
Revolving Credit Facility | Weighted Average Interest Rate
Debt Instrument [Line Items]
Interest rate during the period					2.62%		3.02%	4.95%
Revolving Credit Facility | Effective Interest Rate
Debt Instrument [Line Items]
Interest rate during the period	3.73%						3.93%	6.48%
Convertible notes
Debt Instrument [Line Items]
Debt issuance costs		$ 1,100,000		$ 1,100,000
Interest expense						6,900,000	$ 14,100,000	$ 13,800,000
Interest rate		7.00%		7.00%
Debt instrument, face amount		$ 150,000,000		$ 150,000,000
Maturity date		Nov. 30, 2026
Original issue discount rate				5.00%
Debt instrument, discount		$ 5,800,000		$ 5,800,000
Commitment fee, percentage				3.00%
Debt related commitment fee amount		3,500,000		$ 3,500,000
Debt conversion converted instrument intrinsic value		$ 32,700,000
Total debt facilities						$ 0	$ 150,000,000
Redemption amount	$ 161,600,000
Debt instrument, repurchased face amount	150,000,000
Minimum amount held by redeeming holders	5,000,000
Loss on debt extinguishment	39,400,000
Premium paid to certain redeeming holders	10,900,000
Unamortized debt discount and issuance costs	$ 28,500,000
Redemption price exceeded volume weighted average price, term	5 days
Convertible notes | Effective Interest Rate
Debt Instrument [Line Items]
Interest rate during the period					11.95%		11.95%	11.95%